GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
13.	GOODWILL

The following table summarizes the activity in the balance of goodwill during the years ended December 31, 2010 and 2011:

	2010	2011
	RMB’000	RMB’000	US$’000
Balance as of January 1	130,985	131,527	20,898
Goodwill from business combination (note 4)	—	23,814	3,783
Goodwill adjustment as a result of contingent consideration	542	—	—

Balance as of December 31	131,527	155,341	24,681

No impairment loss was recognized in the years presented.